Offerings - Offering: 1	Oct. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	25,250,000
Proposed Maximum Offering Price per Unit	1.13
Maximum Aggregate Offering Price	$ 28,532,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,482.33
Offering Note	Note 1 - Amount Registered: Represents the shares of common stock, no par value per share ("common stock") of SKYX Platforms Corp. (the "Company") issued pursuant to the Agreement and Plan of Merger, dated September 9, 2026, to be offered for resale by the selling securityholders named in this Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers (i) such additional number of shares of common stock issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of common stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of common stock being registered pursuant to this Registration Statement. Note 2 - Fee Calculation Rule and Proposed Maximum Offering Price Per Unit: Estimated solely for the purpose of calculating the registration fee pursuant to Securities Act Rule 457(c) and calculated based upon the average of the high and low prices of the Company's common stock as reported on The Nasdaq Stock Market LLC on October 8, 2026, which date is within five business days prior to the filing of this Registration Statement.